Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Building [Member] USD ($)	Dec. 31, 2014 Building [Member] CNY	Dec. 31, 2013 Building [Member] CNY	Dec. 31, 2014 Plant and Equipment [Member] USD ($)	Dec. 31, 2014 Plant and Equipment [Member] CNY	Dec. 31, 2013 Plant and Equipment [Member] CNY	Dec. 31, 2014 Computer Equipment [Member] USD ($)	Dec. 31, 2014 Computer Equipment [Member] CNY	Dec. 31, 2013 Computer Equipment [Member] CNY	Dec. 31, 2014 Furniture and Fixtures [Member] USD ($)	Dec. 31, 2014 Furniture and Fixtures [Member] CNY	Dec. 31, 2013 Furniture and Fixtures [Member] CNY	Dec. 31, 2014 Motor vehicles [Member] USD ($)	Dec. 31, 2014 Motor vehicles [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 138,593	859,918	853,519	$ 12,544	77,828	76,888	$ 123,149	764,093	759,970	$ 396	2,459	2,367	$ 2,167	13,444	12,201	$ 337	2,094	2,093
Less: accumulated depreciation	(60,823)	(377,384)	(328,742)
Property, plant and equipment, net	$ 77,770	482,534	524,777